VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 94.9%
Argentina: 3.0%
MercadoLibre, Inc. (USD) *	2,990	$5,021,406
Brazil: 6.2%
Fleury SA	330,400	1,342,046
Infracommerce CXAAS SA *	226,400	706,753
JSL SA	812,500	1,387,550
Locaweb Servicos de Internet SA 144A *	285,200	1,198,251
Movida Participacoes SA *	494,000	1,553,913
Rede D’Or Sao Luiz SA 144A	115,700	1,442,811
Rumo SA *	37,400	115,309
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	733,000	2,012,275
Vasta Platform Ltd. (USD) * †	62,012	282,775
Westwing Comercio Varejista Ltda *	236,000	191,981
		10,233,664
British Virgin Islands: 1.4%
Fix Price Group Ltd. (GDR)	231,400	2,079,129
Juhayna Food Industries (EGP) # *	503,012	178,525
		2,257,654
China: 23.5%
Alibaba Group Holding Ltd. (ADR) *	6,960	1,030,428
Alibaba Group Holding Ltd. (HKD) # *	76,000	1,407,059
Alibaba Health Information Technology Ltd. (HKD) # * †	1,184,000	1,705,005
China Animal Healthcare Ltd. (HKD) # * ∞	3,588,969	1
China Conch Venture Holdings Ltd. (HKD) #	128,000	594,352
China Education Group Holdings Ltd. (HKD) # †	2,208,000	3,808,621
China Feihe Ltd. (HKD) 144A #	755,000	1,272,574
Fu Shou Yuan International Group Ltd. (HKD) #	1,469,000	1,221,913
GDS Holdings Ltd. (ADR) *	14,900	843,489
GDS Holdings Ltd. (HKD) # *	148,800	1,055,097
Meituan (HKD) 144A # *	49,000	1,564,150
NetEase, Inc. (ADR)	7,700	657,580
NetEase, Inc. (HKD) #	47,000	795,259
OneConnect Financial Technology Co. Ltd. (ADR) *	43,373	177,829
Pharmaron Beijing Co. Ltd. (HKD) 144A #	88,500	2,111,249
Ping An Bank Co. Ltd. #	710,970	1,962,858
Qingdao TGOOD Electric Co. Ltd. #	386,968	1,526,151
Shandong Head Co. Ltd. # *	67,000	434,464
Shanghai Baosight Software Co. Ltd. #	274,347	2,788,112
Tencent Holdings Ltd. (HKD) #	78,200	4,668,440
Topsports International Holdings Ltd. (HKD) 144A #	1,336,000	1,517,297
Wuxi Biologics Cayman, Inc. (HKD) 144A # *	121,500	1,970,765
Wuxi Shangji Automation Co. Ltd. #	10,300	441,557
Yifeng Pharmacy Chain Co. Ltd. #	237,607	1,909,257
Yum China Holdings, Inc. (HKD) #	16,600	978,057
Yum China Holdings, Inc. (USD)	16,630	966,369
Zai Lab Ltd. (ADR) * †	5,350	563,837
Zai Lab Ltd. (HKD) # *	6,600	707,258
		38,679,028
Egypt: 1.9%
Cleopatra Hospital # *	3,136,135	892,238
Commercial International Bank Egypt SAE # *	582,916	1,576,971
Fawry for Banking & Payment Technology Services SAE # *	656,418	592,727
		3,061,936
Georgia: 1.4%
Bank of Georgia Group Plc (GBP) # *	84,700	1,770,880
Georgia Capital Plc (GBP) *	60,700	490,723
		2,261,603
Germany: 2.3%
Delivery Hero SE 144A # *	30,300	3,864,921
Hong Kong: 2.0%
A-Living Smart City Services Co. Ltd. 144A # †	943,250	3,349,696
Hungary: 1.2%
OTP Bank Nyrt # *	34,000	1,989,444
India: 11.8%
Cholamandalam Investment and Finance Co. Ltd. #	289,400	2,183,747
HDFC Bank Ltd. #	221,200	4,722,642
HDFC Bank Ltd. (ADR)	51,400	3,756,826
Oberoi Realty Ltd. # *	93,000	1,202,304
Phoenix Mills Ltd. #	93,800	1,210,911
Reliance Industries Ltd. #	193,133	6,453,193
		19,529,623
Japan: 1.5%
Bank BTPN Syariah Tbk PT (IDR) #	10,450,000	2,521,832
Kazakhstan: 1.5%
Kaspi.kz JSC (USD) (GDR) # ∞	23,940	2,542,428
Kenya: 0.2%
Safaricom Plc	887,600	341,385
Kuwait: 0.5%
Humansoft Holding Co. KSC #	73,455	805,159
Mexico: 2.5%
Qualitas Controladora SAB de CV	351,783	1,618,016
Regional SAB de CV	439,800	2,516,735
		4,134,751
Philippines: 2.7%
Bloomberry Resorts Corp. *	7,780,000	905,964
International Container Terminal Services, Inc. #	940,200	3,590,993
		4,496,957
Poland: 0.7%
InPost SA (EUR) # *	69,500	1,153,243
Russia: 4.3%
Detsky Mir PJSC 144A #	704,200	1,256,024
Sberbank of Russia PJSC (ADR) #	200,480	3,737,657
Yandex NV (USD) * †	26,437	2,106,765
		7,100,446
South Africa: 4.3%
Prosus NV (EUR) #	63,428	5,076,840
Transaction Capital Ltd.	710,924	1,945,525
		7,022,365
South Korea: 6.4%
Doosan Fuel Cell Co. Ltd. # *	23,700	1,022,461
LG Chem Ltd. #	7,435	4,822,119
Naver Corp. #	9,265	3,006,187
Samsung SDI Co. Ltd. #	2,795	1,667,832
		10,518,599
Taiwan: 11.1%
Chroma ATE, Inc. #	165,000	1,033,332
MediaTek, Inc. #	122,000	3,926,872
Poya International Co. Ltd. #	111,250	1,879,778
Sea Ltd. (ADR) *	11,900	3,792,887
Taiwan Semiconductor Manufacturing Co. Ltd. #	329,000	6,804,405
Wiwynn Corp. #	29,000	898,008
		18,335,282
Tanzania: 1.4%
Helios Towers Plc (GBP) * †	976,071	2,380,436
Turkey: 3.1%
Agesa Hayat ve Emeklilik AS	232,296	451,375
MLP Saglik Hizmetleri AS 144A # *	684,140	2,117,106
Sok Marketler Ticaret AS #	784,968	1,037,652
Tofas Turk Otomobil Fabrikasi AS #	247,000	1,445,884
		5,052,017
United Kingdom: 0.0%
Hirco Plc # * ∞	1,235,312	2
Total Common Stocks (Cost: $123,931,761)		156,653,877
PREFERRED SECURITIES: 3.2% (Cost: $5,743,994)
South Korea: 3.2%
Samsung Electronics Co. Ltd., 1.94% #	89,900	5,244,646
MONEY MARKET FUND: 3.0% (Cost: $4,937,161)
Invesco Treasury Portfolio - Institutional Class	4,937,161	4,937,161
Total Investments Before Collateral for Securities Loaned: 101.1% (Cost: $134,612,916)		166,835,684
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $24,243)
Money Market Fund: 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio	24,243	24,243
Total Investments: 101.1% (Cost: $134,637,159)		166,859,927
Liabilities in excess of other assets: (1.1)%		(1,886,812)
NET ASSETS: 100.0%		$164,973,115

Definitions:
ADR	American Depositary Receipt
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,866,302.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $120,018,155 which represents 72.8% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $21,664,844, or 13.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	11.0%	$18,455,691
Consumer Discretionary	21.2	35,303,755
Consumer Staples	2.7	4,398,008
Energy	3.9	6,453,192
Financials	18.7	31,245,234
Health Care	7.7	12,852,315
Industrials	8.0	13,397,805
Information Technology	17.2	28,773,029
Materials	3.1	5,256,583
Real Estate	3.5	5,762,911
Money Market Fund	3.0	4,937,161
	100.0%	$166,835,684